Securities Act Registration No. 333-142483
                                       Investment Act Registration No. 811-05192



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                      Pre-Effective Amendment No. ____                      [ ]

                       Post-Effective Amendment No. 5                       [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No.140                              [X]

                                AMERITAS VARIABLE
                              SEPARATE ACCOUNT VA-2
                                   Registrant

                          AMERITAS LIFE INSURANCE CORP.
                                    Depositor
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 ROBERT G. LANGE
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                                  402-325-4249

   Title of Securities Being Registered: Securities of Unit Investment Trust

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

                [ ] on pursuant to paragraph a of Rule 485

                [ ] 60 days after filing pursuant to paragraph a of Rule 485
                [X] on September 30, 2008 pursuant to paragraph b(1) of Rule 485
                [ ] immediately upon filing pursuant to paragraph b of Rule 485

                If appropriate, check the following box:
                [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Overture Medley Flexible Premium Deferred Variable Annuity Policy

     This Amendment No. 5 to Overture Medley! Registration Statement No. 333-142483 is made for the sole purpose of delaying the effectiveness of Amendment No. 4 from September 22, 2008 to September 30, 2008.

     The prospectus (Part A), Statement of Additional Information (Part B), and Part C of Amendment No. 4, which was filed with the Commission on July 23, 2008, are hereby incorporated by reference into this Amendment. This Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Variable Separate Account VA-2 has duly caused this Post-Effective Amendment No. 5 to Registration Statement Number 333-142483 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 22nd day of September, 2008.

                             AMERITAS VARIABLE SEPARATE ACCOUNT VA-2, Registrant

                                        AMERITAS LIFE INSURANCE CORP., Depositor

                                                   By: JoAnn M. Martin *
                                                     --------------------------
                                                       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on September 22, 2008.

       SIGNATURE                                               TITLE
       ---------                                               -----
     JoAnn M. Martin *                  Director, Chairman, President & Chief Executive Officer
     James P. Abel *                    Director
     William W. Cook, Jr. *             Director
     Bert A. Getz *                     Director
     James R. Knapp *                   Director
     Tonn M. Ostergard *                Director
     Paul C. Schorr, III *              Director
     Winston J. Wade *                  Director
     Robert C. Barth *                  Senior Vice President, Controller & Chief Accounting Officer
     Jan M. Connolly**                  Senior Vice President & Corporate Secretary
     William W. Lester *                Senior Vice President, Investments & Treasurer

     /S/ Robert G. Lange                Vice President, General Counsel & Assistant Secretary
     -------------------
     Robert G. Lange

* Signed by Robert G. Lange under Powers of Attorney executed effective as of May 7, 2007.
** Signed by Robert G. Lange under Power of Attorney executed effective as of February 1, 2008.